N-4	Aug. 10, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln New York Account N for Variable Annuities
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Aug. 10, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the Prospectus, according to which Living Benefit Rider you own and when you elected that Living Benefit Rider. Please refer to your Prospectus to determine if you are subject to Investment Requirements. The change outlined below is effective for August 17, 2026, and is in addition to the existing Investment Requirements in your Prospectus. All other provisions of Investment Requirements remain unchanged.

The Calamos U.S. Equity Autocallable VIP Fund is not available under any Investment Requirements described in the Prospectus.

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]
Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the Prospectus, according to which Living Benefit Rider you own and when you elected that Living Benefit Rider. Please refer to your Prospectus to determine if you are subject to Investment Requirements. The change outlined below is effective for August 17, 2026, and is in addition to the existing Investment Requirements in your Prospectus. All other provisions of Investment Requirements remain unchanged.
The Calamos U.S. Equity Autocallable VIP Fund is not available under any Investment Requirements described in the Prospectus.